Reconciliation of Liabilities Arising From Financing Activities - Schedule of Reconciliation of Liabilities Arising From Financing Activities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Liabilities arising from financing activities at beginning of period	$ 10,330	$ 4,022
Non-cash changes cash flows	(1,531)	2,801
Non-cash changes acquisition/ disposal	(396)	3,507
Non-cash changes new leases	19
Liabilities arising from financing activities at end of period	8,422	10,330
Long term Borrowings
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Liabilities arising from financing activities at beginning of period	9,273	3,457
Non-cash changes cash flows	(1,195)	2,813
Non-cash changes acquisition/ disposal		3,003
Liabilities arising from financing activities at end of period	8,078	9,273
Finance Lease Obligations
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Liabilities arising from financing activities at beginning of period	1,057	565
Non-cash changes cash flows	(336)	(12)
Non-cash changes acquisition/ disposal	(396)	504
Non-cash changes new leases	19
Liabilities arising from financing activities at end of period	$ 344	$ 1,057